Significant accounting policies (Tables)	12 Months Ended
Mar. 29, 2025
Accounting Policies [Abstract]
Estimated Useful Lives of Assets
Depreciation and amortization are computed using the straight-line method based on the estimated useful lives of the assets as follows:

Asset	Period
Leasehold improvements	Lesser of term of the lease or the economic life
Software and electronic equipment	1 - 6 years
Furniture and fixtures	5 - 8 years
Equipment	3 - 8 years

Basic and Diluted Earnings Per Common Share
The following table sets forth the computation of basic and diluted earnings (loss) per common share for the years ended March 29, 2025, March 30, 2024, March 25, 2023:

	Fiscal Year Ended
	March 29, 2025	March 30, 2024	March 25, 2023
	(In thousands, except per share data)
Basic income (loss) per common share computation:
Numerator:
Net income (loss)	$(12,819)	$(4,631)	$(7,432)
Denominator:
Weighted-average common shares outstanding	19,357	19,058	18,692
Income (loss) per common share	$(0.66)	$(0.24)	$(0.40)
Diluted (loss) income per common share computation:
Numerator:
Net income (loss)	$(12,819)	$(4,631)	$(7,432)
Denominator:
Weighted-average common shares outstanding	19,357	19,058	18,692

Dilutive effect of stock options and warrants	—	—	—

Weighted-average common shares outstanding – diluted	19,357	19,058	18,692
Diluted income (loss) per common share	$(0.66)	$(0.24)	$(0.40)